Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Total financial assets	£ 119,047	£ 83,837
Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	118,303	82,614
Finance lease receivable
Disclosure of financial assets [line items]
Total financial assets	£ 744	£ 1,223